Business Combination (Tables)	12 Months Ended		6 Months Ended
	Dec. 30, 2013 South Carolina Franchise Restaurants	Dec. 30, 2013 Houston Franchise Restaurants	Jul. 14, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$2,400
Deposits	11,010
Accounts receivable	4,937
Inventory	38,306
Property, plant and equipment	752,553
Prepaid rent	15,438
Reacquired rights	2,868,514
Goodwill	2,183,585
Accounts payable	(12,400)
Royalties payable	(27,705)
Total purchase price	$5,836,638

The allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows:

Cash	$2,400
Deposits	31,293
Inventory	28,500
Property, plant and equipment	1,044,200
Reacquired rights	2,626,497
Accounts payable	(2,500)
Royalties payable	(19,612)
Deferred tax liability	(436,550)
Net assets acquired	3,274,228
Bargain purchase gain	(697,347)
Total purchase price	$2,576,881

The preliminary allocation of the purchase price to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows (in thousands):

Cash	$2
Inventory	15
Property and equipment	167
Reacquired rights	91
Goodwill	892
Accounts payable	(3)
Royalties payable	(17)
Total purchase price	$1,147